Contingent liabilities and contingent assets	12 Months Ended
Jun. 30, 2020
Contingent liabilities and contingent assets
Contingent liabilities and contingent assets

30 Contingent liabilities and contingent assets

30.1 Contingent liabilities

The Group had contingent liabilities at 30 June 2020 in respect of:

(i)Transfer fees

Under the terms of certain contracts with other football clubs and agents in respect of player transfers, additional amounts, in excess of the amounts included in the cost of registrations, would be payable by the Group if certain substantive performance conditions are met. These excess amounts are only recognized within the cost of registrations when the Group considers that it is probable that the condition related to the payment will be achieved. The maximum additional amounts that could be payable is £79,021,000 (2019: £74,321,000). No material adjustment was required to the amounts included in the cost of registrations during the year (2019: no material adjustments) and consequently there was no material impact on the amortization of registration charges in the statement of profit or loss (2019: no material impact). As of 30 June 2020, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	21,667	10,499	32,166
International appearances	11,722	47	11,769
Other	34,268	818	35,086
	67,657	11,364	79,021

As of 30 June 2019, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	35,722	8,805	44,527
International appearances	11,573	22	11,595
Other	17,905	294	18,199
	65,200	9,121	74,321

(ii)Tax matters

We are currently in active discussions with UK tax authorities over a number of tax areas in relation to arrangements with players and players’ representatives. It is possible that in the future, as a result of discussions between the Group and UK tax authorities, as well as discussions UK tax authorities are holding with other stakeholders within the football industry, interpretations of applicable rules will be challenged, which could result in liabilities in relation to these matters. The information usually required by IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’, is not disclosed on the grounds that it is not practicable to be disclosed.

30.2 Contingent assets

(i)Transfer fees

Under the terms of certain contracts with other football clubs in respect of player transfers, additional amounts would be payable to the Group if certain specific performance conditions are met. In accordance with the recognition criteria for contingent assets, such amounts are only disclosed by the Group when probable and recognized when virtually certain. As of 30 June 2020, the amount of such receipt considered to be probable was £4,026,000 (2019: £707,000).